Summary of Significant Accounting Policies (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Summary of Significant Accounting Policies (Textual)
Restricted cash	$ 1,767,699		$ 4,366,891
Certificates of deposit with original maturities of more than ninety days			105,707
Equity interest of individual shareholder's proportionate share	51.00%
Maximum value added tax rate	17.00%
Certificates of deposit and restricted cash on deposit in PRC	$ 4,242,312		$ 7,027,894
Revenue [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage	10.00%	12.00%
Accounts Receivable [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage	15.00%		18.00%
Purchases [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk percentage of advanced payments paid to major supplier			10.00%
Purchases [Member] | Major Supplier One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage	16.00%	13.00%
Concentration risk percentage of advanced payments paid to major supplier	12.00%
Purchases [Member] | Major Supplier Two [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage		13.00%
Concentration risk percentage of advanced payments paid to major supplier	11.00%
Purchases [Member] | Major Supplier Three [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, percentage		13.00%
Bank acceptance notes payable [Member]
Summary of Significant Accounting Policies (Textual)
Restricted cash	$ 1,261,547		$ 3,653,431
Letters of credit [Member]
Summary of Significant Accounting Policies (Textual)
Restricted cash	360,387		565,821
Miscellaneous deposits [Member]
Summary of Significant Accounting Policies (Textual)
Restricted cash	$ 145,765		$ 147,638